FINANCIAL ASSETS AND LIABILITIES - Financial assets (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
FINANCIAL ASSETS
Total financial assets, at carrying value	$ 99	$ 1,164
Financial assets, at fair value	99	1,164
Non-current	18	34
Current	81	1,130
Financial assets at fair value
FINANCIAL ASSETS
Total financial assets, at carrying value	59	81
Financial assets, at fair value	59	81
Loans granted, deposits and other financial assets
FINANCIAL ASSETS
Total financial assets, at carrying value	40	1,083
Financial assets, at fair value	40	1,083
Financial assets at fair value through profit or loss | Foreign exchange contracts
FINANCIAL ASSETS
Total financial assets, at carrying value	3	5
Financial assets, at fair value	3	5
Financial assets at fair value through profit or loss | Embedded derivatives in notes
FINANCIAL ASSETS
Total financial assets, at carrying value		5
Financial assets, at fair value		5
Financial assets at fair value through other comprehensive income | Financial assets at fair value
FINANCIAL ASSETS
Total financial assets, at carrying value	56
Financial assets, at fair value	56
Available for sale financial instruments | Available-for-sale financial instruments
FINANCIAL ASSETS
Total financial assets, at carrying value		71
Financial assets, at fair value		71
Financial assets at amortised cost | Bank deposits and interest accrued
FINANCIAL ASSETS
Total financial assets, at carrying value	15	70
Financial assets, at fair value	15	70
Financial assets at amortised cost | Cash pledged as collateral
FINANCIAL ASSETS
Total financial assets, at carrying value		998
Financial assets, at fair value		998
Financial assets at amortised cost | Other investment
FINANCIAL ASSETS
Total financial assets, at carrying value	20	12
Financial assets, at fair value	20	12
Financial assets at amortised cost | Other loans granted
FINANCIAL ASSETS
Total financial assets, at carrying value	5	3
Financial assets, at fair value	$ 5	$ 3